For the following Funds (All MFS(R) Retail Funds except MFS(R) Emerging Markets Debt Fund, MFS(R) Government Money Market Fund, and MFS(R) Money Market Fund):

                    MASSACHUSETTS INVESTORS GROWTH STOCK FUND
                          MASSACHUSETTS INVESTORS TRUST
                    MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND
                   MFS(R) BLENDED RESEARCHSM CORE EQUITY FUND
                                MFS(R) BOND FUND
                            MFS(R) CASH RESERVE FUND
                       MFS(R) CONSERVATIVE ALLOCATION FUND
                             MFS(R) CORE EQUITY FUND
                             MFS(R) CORE GROWTH FUND
                         MFS(R) DIVERSIFIED INCOME FUND
                      MFS(R) DIVERSIFIED TARGET RETURN FUND
                       MFS(R) EMERGING MARKETS EQUITY FUND
                            MFS(R) GLOBAL EQUITY FUND
                            MFS(R) GLOBAL GROWTH FUND
                         MFS(R) GLOBAL REAL ESTATE FUND
                         MFS(R) GLOBAL TOTAL RETURN FUND
                        MFS(R) GOVERNMENT SECURITIES FUND
                          MFS(R) GROWTH ALLOCATION FUND
                               MFS(R) GROWTH FUND
                             MFS(R) HIGH INCOME FUND
                      MFS(R) HIGH YIELD OPPORTUNITIES FUND
                       MFS(R) INFLATION-ADJUSTED BOND FUND
                    MFS(R) INTERNATIONAL DIVERSIFICATION FUND
                        MFS(R) INTERNATIONAL GROWTH FUND
                     MFS(R) INTERNATIONAL NEW DISCOVERY FUND
                         MFS(R) INTERNATIONAL VALUE FUND
                          MFS(R) LIFETIME(R) 2010 FUND
                          MFS(R) LIFETIME(R) 2020 FUND
                          MFS(R) LIFETIME(R) 2030 FUND
                          MFS(R) LIFETIME(R) 2040 FUND
                    MFS(R) LIFETIME(R) RETIREMENT INCOME FUND
                          MFS(R) LIMITED MATURITY FUND
                           MFS(R) MID CAP GROWTH FUND
                            MFS(R) MID CAP VALUE FUND
                         MFS(R) MODERATE ALLOCATION FUND
                        MFS(R) MUNICIPAL HIGH INCOME FUND
                          MFS(R) MUNICIPAL INCOME FUND
                     MFS(R) MUNICIPAL LIMITED MATURITY FUND
                            MFS(R) NEW DISCOVERY FUND
                            MFS(R) RESEARCH BOND FUND
                           MFS(R) RESEARCH BOND FUND J
                              MFS(R) RESEARCH FUND
                       MFS(R) RESEARCH INTERNATIONAL FUND
                          MFS(R) SECTOR ROTATIONAL FUND
                          MFS(R) STRATEGIC INCOME FUND
                             MFS(R) TECHNOLOGY FUND
                            MFS(R) TOTAL RETURN FUND
                              MFS(R) UTILITIES FUND
                                MFS(R) VALUE FUND
                          MFS(R) MUNICIPAL STATE FUNDS:
                         AL, AR, CA, FL, GA, MD, MA, MS,
                           NY, NC, PA, SC, TN, VA, WV

    Supplement to each Current Statement of Additional Information - Part I

Effective December 1, 2009, the sub-section "Sales Charges" under the main heading "Sales Charges and Distribution Plan Payments" is restated in its entirety as follows:

Sales Charges

Sales charges paid for certain specified periods in connection with the purchase and sale of the Fund's shares are set forth in Appendix E (Appendix D for MFS Cash Reserve Fund) to this Part I. In certain circumstances, the initial sales charge paid to MFD and imposed upon purchases of certain classes of shares, and the CDSC paid to MFD and imposed upon redemptions of certain classes of shares, are waived. These circumstances are described in Appendix F (Appendix E for MFS Cash Reserve Fund) to this Part I. The Fund, MFS, and their affiliates reserve the right to eliminate, modify, and add waivers at any time in their discretion.

Effective  December 1, 2009,  the  following is added as an Appendix to each SAI
Part I:

                                                             PART I - APPENDIX F
                                          (APPENDIX E FOR MFS CASH RESERVE FUND)

                                                        WAIVERS OF SALES CHARGES

This Appendix sets forth the various circumstances in which the initial sales charge ("ISC") and/or the CDSC is waived for the MFS funds' share classes. Some of the following information will not apply to certain funds, depending on which classes of shares are offered by the funds. In order to qualify for a sales charge waiver, you must advise MFS that you are eligible for the waiver at the time of purchase and/or redemption. The funds, MFS, and their affiliates reserve the right to eliminate, modify, and add waivers at any time at their discretion.

In addition, transfers, rollovers, or other transactions from one account to the same class of the same fund of another account otherwise subject to a CDSC or an ISC will not be charged a CDSC or ISC if the redemption order from the first account and the purchase order for the second account are included together in one order for the transfer, rollover, or other transaction and information is available about the CDSC schedule in effect on the first account. Shares will retain the CDSC schedule in effect based upon a pro rata share of the CDSC from the fund in the first account and the original purchase date of the shares subject to the CDSC.

As used in this Appendix C, the term "ESP" includes employer sponsored plans, the term "SRO" includes salary reduction only plans, and the term "ERISA" refers to the Employment Retirement Income Security Act of 1974, as amended.

In this appendix, all references to Class A Shares shall also apply to Class A1 Shares and all references to Class B Shares shall also apply to Class B1 Shares.

RETIREMENT PLANS:

---------------------------------------------- ---------------------------------
                                               Sales Charge Waived
---------------------------------------------- ---------------------------------
---------------------------------------------- ------- -------- -------- -------
Waiver Category                                Class   Class    Class    Class
                                               A ISC   A CDSC   B CDSC   C CDSC
---------------------------------------------- ------- -------- -------- -------
---------------------------------------------- ------- -------- -------- -------
1. General Waivers
---------------------------------------------- ------- -------- -------- -------
---------------------------------------------- ------- -------- -------- -------
o Employer Retirement Plans.                   X
---------------------------------------------- ------- -------- -------- -------
---------------------------------------------- ------- -------- -------- -------
2. Benefit Responsive Waivers
---------------------------------------------- ------- -------- -------- -------
---------------------------------------------- ------- -------- -------- -------
o Distributions made from an IRA, SAR-SEP or           X        X        X
a 403(b) SRO Plan pursuant to Section 72(t)
of the Internal Revenue Code of 1986, as
amended.
---------------------------------------------- ------- -------- -------- -------
---------------------------------------------- ------- -------- -------- -------
o Death, disability or retirement of 401(a)            X        X        X
or ESP Plan participant, or death or
disability of IRA owner, SAR-SEP Plan
participant or 403(b) SRO Plan participant.
---------------------------------------------- ------- -------- -------- -------
---------------------------------------------- ------- -------- -------- -------
o Eligible participant distributions, such             X        X        X
as distributions due to death, disability,
financial hardship, retirement and
termination of employment from nonqualified
deferred compensation plans (excluding,
however, a termination of a plan).
---------------------------------------------- ------- -------- -------- -------
---------------------------------------------- ------- -------- -------- -------
o Loan from 401(a) or ESP Plan.                        X        X        X
---------------------------------------------- ------- -------- -------- -------
---------------------------------------------- ------- -------- -------- -------
o Financial hardship (as defined in Treasury           X        X        X
Regulation Section 1.401(k)-l(d)(2), as
amended from time to time) for 401(a) Plans
and ESP Plans.
---------------------------------------------- ------- -------- -------- -------
---------------------------------------------- ------- -------- -------- -------
o Termination of employment of 401(a) or ESP           X        X        X
Plan participant (excluding, however, a
termination of the Plan).
---------------------------------------------- ------- -------- -------- -------
---------------------------------------------- ------- -------- -------- -------
o Tax-free return of excess 401(a) Plan, ESP           X        X        X
Plan, IRA or SAR-SEP contributions.
---------------------------------------------- ------- -------- -------- -------
---------------------------------------------- ------- -------- -------- -------

---------------------------------------------- ---------------------------------
                                               Sales Charge Waived
---------------------------------------------- ---------------------------------
---------------------------------------------- ------- -------- -------- -------
Waiver Category                                Class   Class    Class    Class
                                               A ISC   A CDSC   B CDSC   C CDSC
---------------------------------------------- ------- -------- -------- -------
---------------------------------------------- ------- -------- -------- -------

o Certain involuntary redemptions and                  X        X        X
redemptions in connection with certain
automatic withdrawals from a 401(a) Plan.
---------------------------------------------- ------- -------- -------- -------
---------------------------------------------- ------- -------- -------- -------
o Distributions made on or after the 401(a)            X        X        X
Plan participant, ESP Plan participant, IRA
owner, SAR-SEP Plan participant or 403(b) SRO
Plan participant, as applicable, has attained
the age of 70 1/2 years old, but only with
respect to the minimum distribution under
Code rules.
---------------------------------------------- ------- -------- -------- -------
---------------------------------------------- ------- -------- -------- -------
o Shares acquired by an account subject to     X
the minimum distribution requirements of
section 401(a)(9) of the Internal Revenue
Code of 1986, as amended (e.g., 401(a) and
401(k) plans, IRAs, SEPs, and 403(b)
accounts) through a rollover contribution of
amounts distributed from such account as a
2009 minimum distribution
---------------------------------------------- ------- -------- -------- -------

WAIVERS FOR 529 TUITION PROGRAMS:

--------------------------------------------------------- ----------------------
                                                          Sales Charge Waived
--------------------------------------------------------- ----------------------
--------------------------------------------------------- ------- ------- ------
Waiver Category                                           Class   Class   Class
                                                          529A    529B    529C
                                                          ISC     CDSC    CDSC
--------------------------------------------------------- ------- ------- ------
--------------------------------------------------------- ------- ------- ------
A. Certain Sponsored Plans
--------------------------------------------------------- ------- ------- ------
--------------------------------------------------------- ------- ------- ------
o Shares acquired on behalf of a group, association or    X       X       X
employer sponsored plan, if the MFS Funds were offered
as an investment option by such group, association,
or employer sponsored plan on July 1, 2009.
--------------------------------------------------------- ------- ------- ------
--------------------------------------------------------- ------- ------- ------

--------------------------------------------------------- ----------------------
                                                          Sales Charge Waived
--------------------------------------------------------- ----------------------
--------------------------------------------------------- ------- ------- ------
Waiver Category                                           Class   Class   Class
                                                          529A    529B    529C
                                                          ISC     CDSC    CDSC
--------------------------------------------------------- ------- ------- ------
--------------------------------------------------------- ------- ------- ------
B. Investment Proceeds from certain Redemptions of
Class A, Class B and Class C Shares
--------------------------------------------------------- ------- ------- ------
--------------------------------------------------------- ------- ------- ------
o The initial sales charge imposed on purchases of        X       X       X
Class 529A shares, and the CDSC imposed on certain
redemptions of Class A, Class B and Class C shares, are
waived where Class 529A, Class 529B and Class 529C
shares are acquired following the reinvestment of the
proceeds of a redemption of Class A, Class B and Class
C shares, respectively, of the same fund; provided
however, that any applicable CDSC liability on the
Class B or Class C shares redeemed will carry over to
the Class 529B or Class 529C shares acquired and for
purposes of calculating the CDSC, the length of time
you have owned your Class 529B or Class 529C shares
will be measured from the date of original purchase of
the Class B or Class C shares redeemed.
--------------------------------------------------------- ------- ------- ------
--------------------------------------------------------- ------- ------- ------
C. Administrative Service Arrangements
--------------------------------------------------------- ------- ------- ------
--------------------------------------------------------- ------- ------- ------
o Shares acquired by 529 tuition programs whose           X
sponsors or administrators have entered into an
administrative services agreement with MFD or one of
its affiliates to perform certain administrative or
investment advisory services subject to certain
operational and minimum size requirements specified
from time to time by MFD or one or more of its
affiliates.
--------------------------------------------------------- ------- ------- ------
--------------------------------------------------------- ------- ------- ------
D. Qualified Higher Education Expenses
--------------------------------------------------------- ------- ------- ------
--------------------------------------------------------- ------- ------- ------
o Shares redeemed where the redemption proceeds are               X       X
used to pay for qualified higher education expenses, which include tuition, fees, books, supplies, equipment and room and board (see the program description for further information on qualified higher education expenses); however the CDSC will not be waived for redemptions where the

--------------------------------------------------------- ----------------------
                                                          Sales Charge Waived
--------------------------------------------------------- ----------------------
--------------------------------------------------------- ------- ------- ------
Waiver Category                                           Class   Class   Class
                                                          529A    529B    529C
                                                          ISC     CDSC    CDSC
--------------------------------------------------------- ------- ------- ------
--------------------------------------------------------- ------- ------- ------
proceeds are transferred or rolled over to another
tuition program.
--------------------------------------------------------- ------- ------- ------
--------------------------------------------------------- ------- ------- ------
E. Scholarship
--------------------------------------------------------- ------- ------- ------
--------------------------------------------------------- ------- ------- ------
o Shares redeemed where the account beneficiary has               X        X
received a scholarship, up to the amount of the
scholarship.
--------------------------------------------------------- ------- ------- ------
--------------------------------------------------------- ------- ------- ------
F. Death of 529 Plan Beneficiary
--------------------------------------------------------- ------- ------- ------
--------------------------------------------------------- ------- ------- ------
o Shares redeemed on account of the death of the 529              X       X
plan account beneficiary if the shares were held solely
for the benefit of the deceased individual.
--------------------------------------------------------- ------- ------- ------
--------------------------------------------------------- ------- ------- ------
G. Transfers from Oppenheimer Funds 529 Plan
--------------------------------------------------------- ------- ------- ------
--------------------------------------------------------- ------- ------- ------
o Shares acquired as a result of the transfer of assets   X
from the A Unit Class or B Unit Class in the Oppenheimer
Funds 529 Plan to MFS 529 Savings Plan at the
direction of the Oregon 529 College Savings Board.
--------------------------------------------------------- ------- ------- ------
--------------------------------------------------------- ------- ------- ------
o Shares redeemed that were acquired as a result of the   X
transfer of assets from the C Unit Class in the
Oppenheimer Funds 529 Plan to the MFS 529 Savings
Plan at the direction of the Oregon 529 College Savings
Board.
--------------------------------------------------------- ------- ------- ------

GENERAL WAIVERS:

--------------------------------------------- ----------------------------------
                                              Sales Charge Waived
--------------------------------------------- ----------------------------------
--------------------------------------------- -------- ------- --------- -------
Waiver Category                               Class    Class   Class     Class
                                              A/529A   A       B/529B    C/529C
                                              ISC      CDSC    CDSC      CDSC
--------------------------------------------- -------- ------- --------- -------
--------------------------------------------- -------- ------- --------- -------
A. Dividend Reinvestment
--------------------------------------------- -------- ------- --------- -------
--------------------------------------------- -------- ------- --------- -------
o Shares acquired through dividend or         X        X       X         X
capital gain reinvestment.
--------------------------------------------- -------- ------- --------- -------
--------------------------------------------- -------- ------- --------- -------

--------------------------------------------- ----------------------------------
                                              Sales Charge Waived
--------------------------------------------- ----------------------------------
--------------------------------------------- -------- ------- --------- -------
Waiver Category                               Class    Class   Class     Class
                                              A/529A   A       B/529B    C/529C
                                              ISC      CDSC    CDSC      CDSC
--------------------------------------------- -------- ------- --------- -------
--------------------------------------------- -------- ------- --------- -------
o Shares acquired by automatic reinvestment   X        X       X         X
of distributions of dividends and capital
gains of any fund in the MFS Funds pursuant
to the Distribution Investment Program.
--------------------------------------------- -------- ------- --------- -------
--------------------------------------------- -------- ------- --------- -------
B. Affiliates of a MFS Fund/Certain
Financial Advisers
--------------------------------------------- -------- ------- --------- -------
--------------------------------------------- -------- ------- --------- -------
o Shares acquired by officers, eligible       X        X       X         X
directors, employees (including former
employees) and agents of MFS, Sun Life
Financial, or any of their subsidiary
companies.
--------------------------------------------- -------- ------- --------- -------
--------------------------------------------- -------- ------- --------- -------
o Shares acquired by trustees and retired     X        X       X         X
trustees of any investment company for
which MFD serves as distributor.
--------------------------------------------- -------- ------- --------- -------
--------------------------------------------- -------- ------- --------- -------
o Shares acquired by employees, directors,    X        X       X         X
partners, officers and trustees of any
subadviser to any MFS fund.
--------------------------------------------- -------- ------- --------- -------
--------------------------------------------- -------- ------- --------- -------
o Shares acquired by certain family members   X        X       X         X
of any such individual identified above and
their spouses (or legal equivalent under
applicable state law), and certain trusts,
pension, profit-sharing or other retirement
plans for the sole benefit of such persons,
provided the shares are not resold except
to the MFS fund which issued the shares.
--------------------------------------------- -------- ------- --------- -------
--------------------------------------------- -------- ------- --------- -------

--------------------------------------------- ----------------------------------
                                              Sales Charge Waived
--------------------------------------------- ----------------------------------
--------------------------------------------- -------- ------- --------- -------
Waiver Category                               Class    Class   Class     Class
                                              A/529A   A       B/529B    C/529C
                                              ISC      CDSC    CDSC      CDSC
--------------------------------------------- -------- ------- --------- -------
--------------------------------------------- -------- ------- --------- -------
o Shares acquired by employees or             X        X       X         X
registered representatives (including
former employees) of financial
intermediaries or an employee's spouse (or
legal equivalent under applicable state
law) or employee's children under the age
of 21.  For employees or registered
representatives of financial intermediaries
who established an account with MFS prior
to May 1, 2006, shares acquired by certain
family members  of employees or registered
representatives of financial intermediaries
and their spouses (or legal equivalent
under applicable state law), and certain
trusts, pension, profit-sharing or other
retirement plans for the sole benefit of
such persons, provided the shares are not
resold except to the MFS Fund which issued
the shares.
--------------------------------------------- -------- ------- --------- -------
--------------------------------------------- -------- ------- --------- -------
o Shares acquired by institutional clients    X        X       X         X
of MFS or MFS Institutional Advisors, Inc.
--------------------------------------------- -------- ------- --------- -------
--------------------------------------------- -------- ------- --------- -------
C. Involuntary Redemptions
--------------------------------------------- -------- ------- --------- -------
--------------------------------------------- -------- ------- --------- -------
o Shares redeemed at a MFS fund's direction            X       X         X
due to the small size of a shareholder's
account.
--------------------------------------------- -------- ------- --------- -------
--------------------------------------------- -------- ------- --------- -------
D. Bank Trust Departments and Law Firms
--------------------------------------------- -------- ------- --------- -------
--------------------------------------------- -------- ------- --------- -------
o Shares acquired by certain bank trust       X        X
departments or law firms acting as
trustee or manager for trust accounts
which have entered into an

--------------------------------------------- ----------------------------------
                                              Sales Charge Waived
--------------------------------------------- ----------------------------------
--------------------------------------------- -------- ------- --------- -------
Waiver Category                               Class    Class   Class     Class
                                              A/529A   A       B/529B    C/529C
                                              ISC      CDSC    CDSC      CDSC
--------------------------------------------- -------- ------- --------- -------
--------------------------------------------- -------- ------- --------- -------
administrative services agreement with MFD
and are acquiring such shares for the benefit
of their trust account clients.
--------------------------------------------- -------- ------- --------- -------
--------------------------------------------- -------- ------- --------- -------
E. Investment of Proceeds From Certain
Redemptions of Class I Shares
--------------------------------------------- -------- ------- --------- -------
--------------------------------------------- -------- ------- --------- -------
o The initial sales charge imposed on         X        X
purchases of Class A or Class 529A shares
and the contingent deferred sales charge
imposed on certain redemptions of Class A
shares, are waived with respect to Class A
or Class 529A shares acquired of any of the
MFS funds through the immediate
reinvestment of the proceeds of a
redemption of Class I shares of any of the
MFS funds.
--------------------------------------------- -------- ------- --------- -------
--------------------------------------------- -------- ------- --------- -------
F. Systematic Withdrawals
--------------------------------------------- -------- ------- --------- -------
--------------------------------------------- -------- ------- --------- -------
o Systematic withdrawals with respect to up                    X         X
to 10% per year of the account value
(determined at the time of your first
withdrawal under the plan(s), or January
3, 2007, with respect to Class B and
Class 529B shares, or January 2, 2008,
with respect to Class C and Class 529C
shares, whichever is later).
--------------------------------------------- -------- ------- --------- -------
--------------------------------------------- -------- ------- --------- -------
G. Death of Owner
--------------------------------------------- -------- ------- --------- -------
--------------------------------------------- -------- ------- --------- -------
o Shares redeemed on account of the death              X       X         X
of the account owner (e.g., shares redeemed
by the estate or any transferee of the
shares from the estate) if the shares were
held solely in the deceased individual's
name, or for the benefit of the deceased
individual.
--------------------------------------------- -------- ------- --------- -------
--------------------------------------------- -------- ------- --------- -------

--------------------------------------------- ----------------------------------
                                              Sales Charge Waived
--------------------------------------------- ----------------------------------
--------------------------------------------- -------- ------- --------- -------
Waiver Category                               Class    Class   Class     Class
                                              A/529A   A       B/529B    C/529C
                                              ISC      CDSC    CDSC      CDSC
--------------------------------------------- -------- ------- --------- -------
--------------------------------------------- -------- ------- --------- -------
H. Disability of Owner
--------------------------------------------- -------- ------- --------- -------
--------------------------------------------- -------- ------- --------- -------
o Shares redeemed on account of the                    X       X         X
disability of the account owner if shares
are held either solely or jointly in the
disabled individual's name or in a living
trust for the benefit of the disabled
individual (in which case a disability
certification form is required to be
submitted to MFSC), or shares redeemed on
account of the disability of the 529
account beneficiary.
--------------------------------------------- -------- ------- --------- -------
--------------------------------------------- -------- ------- --------- -------
I. Asset-based Fee Programs
--------------------------------------------- -------- ------- --------- -------
--------------------------------------------- -------- ------- --------- -------
o Shares acquired by investors who purchase   X        X
shares through asset-based fee programs
available through financial intermediaries.
--------------------------------------------- -------- ------- --------- -------
--------------------------------------------- -------- ------- --------- -------
J. Insurance Company Separate Accounts
--------------------------------------------- -------- ------- --------- -------
--------------------------------------------- -------- ------- --------- -------
o Shares acquired by insurance company        X        X
separate accounts.
--------------------------------------------- -------- ------- --------- -------
--------------------------------------------- -------- ------- --------- -------
K. No Commissions Paid
--------------------------------------------- -------- ------- --------- -------
--------------------------------------------- -------- ------- --------- -------
o Shares redeemed where MFD has not paid an            X       X         X
up front commission with respect to the
sale of the shares, provided that such
arrangement meets certain conditions
established by MFD from time to time.
--------------------------------------------- -------- ------- --------- -------
--------------------------------------------- -------- ------- --------- -------

--------------------------------------------- ----------------------------------
                                              Sales Charge Waived
--------------------------------------------- ----------------------------------
--------------------------------------------- -------- ------- --------- -------
Waiver Category                               Class    Class   Class     Class
                                              A/529A   A       B/529B    C/529C
                                              ISC      CDSC    CDSC      CDSC
--------------------------------------------- -------- ------- --------- -------
--------------------------------------------- -------- ------- --------- -------
L. Miscellaneous
--------------------------------------------- -------- ------- --------- -------
--------------------------------------------- -------- ------- --------- -------
o In connection with settlements reached      X
between certain broker/dealers and the
FINRA (Financial Industry Regulatory
Authority), SEC, and/or other regulatory
bodies regarding sales of Class B and Class
C shares in excess of certain dollar
thresholds, the funds will, at times,
permit shareholders who are clients of
these firms to redeem Class B and Class C
shares of the fund and concurrently
purchase Class A shares without paying an
initial sales charge.
--------------------------------------------- -------- ------- --------- -------
--------------------------------------------- -------- ------- --------- -------
o The initial sales charge imposed on         X                X         X
purchases of Class A, and the CDSC imposed
on certain redemptions of Class 529B
and Class 529C shares, are waived where
Class A, Class B and Class C shares are
acquired following reinvestment of
proceeds of a redemption of Class 529A,
Class 529B and Class 529C, respectively,
of the same fund; provided however, that
any applicable CDSC liability on the
Class 529B or Class 529C shares redeemed
will carry over to the Class B or Class C
shares acquired for purposes of calculating
the CDSC, the length of time you have
owned your Class B or Class C shares will
be measured from the date of the original
purchase of the Class 529B or Class
529C shares redeemed.
--------------------------------------------- -------- ------- --------- -------
--------------------------------------------- -------- ------- --------- -------

--------------------------------------------- ----------------------------------
                                              Sales Charge Waived
--------------------------------------------- ----------------------------------
--------------------------------------------- -------- ------- --------- -------
Waiver Category                               Class    Class   Class     Class
                                              A/529A   A       B/529B    C/529C
                                              ISC      CDSC    CDSC      CDSC
--------------------------------------------- -------- ------- --------- -------
--------------------------------------------- -------- ------- --------- -------
M. Conversions
--------------------------------------------- -------- ------- --------- -------
--------------------------------------------- -------- ------- --------- -------
o In connection with a conversion from                 X
Class A shares to Class I or Class W
shares of the same Fund.
--------------------------------------------- -------- ------- --------- -------
--------------------------------------------- -------- ------- --------- -------
o In connection with a conversion from        X
Class I or Class W shares to Class A
shares of the same Fund.
--------------------------------------------- -------- ------- --------- -------

                The date of this supplement is December 1, 2009.